EIP Growth and Income Fund	July 31, 2020
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 32.95%
	Energy - 5.47%
45,149	Enbridge, Inc.	$1,444,768
23,323	Equitrans Midstream Corp.	225,067
157,630	Kinder Morgan, Inc.	2,222,583
13,802	ONEOK, Inc.	385,214
50,000	Quanta Services, Inc.	1,998,500
48,670	The Williams Companies, Inc.	931,057
		7,207,189
	Utilities - 27.48%
49,420	Alliant Energy Corp.	2,661,267
24,830	American Electric Power Co., Inc.	2,157,231
5,000	Chesapeake Utilities Corp.	422,450
22,780	CMS Energy Corp.	1,462,021
16,600	Dominion Energy, Inc.	1,345,098
25,000	DTE Energy Co.	2,890,750
14,630	Duke Energy Corp.	1,239,746
22,740	Eversource Energy	2,048,192
45,240	Exelon Corp.	1,746,716
28,500	FirstEnergy Corp.	826,500
5,500	IDACORP, Inc.	512,875
20,480	NextEra Energy, Inc.	5,748,736
16,000	ONE Gas, Inc.	1,211,200
33,760	PPL Corp.	898,691
82,120	Public Service Enterprise Group, Inc.	4,593,793
21,270	Sempra Energy	2,647,264
24,420	The Southern Co.	1,333,576
6,790	WEC Energy Group, Inc.	646,815
25,950	Xcel Energy, Inc.	1,791,588
		36,184,509
	TOTAL UNITED STATES COMMON STOCKS (Cost $40,332,844)	43,391,698

MASTER LIMITED PARTNERSHIPS - 32.88%
	Consumer Cyclicals - 2.31%
159,100	Westlake Chemical Partners, LP	3,041,992
	Energy - 30.57%
8,400	BP Midstream Partners, LP	91,560
20,000	Cheniere Energy Partners LP	677,600
35,681	Energy Transfer, LP	233,712
342,254	Enterprise Products Partners, LP	6,023,670
262,918	Holly Energy Partners, LP	3,552,022
158,540	Magellan Midstream Partners, LP	6,419,285
136,340	NextEra Energy Partners, LP (a)	8,480,348
103,560	Phillips 66 Partners, LP	2,878,968
187,590	Plains GP Holdings, LP, Class A (a)	1,489,465
205,060	Shell Midstream Partners, LP	2,423,809
260,365	TC PipeLines, LP	7,982,791
		40,253,230
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $41,445,139)	43,295,222

CANADIAN COMMON STOCKS - 17.11%
	Energy - 11.52%
10,890	Inter Pipeline Ltd.	102,034
51,400	Keyera Corp.	781,294
313,420	TC Energy Corp.	14,291,952
		15,175,280
	Utilities - 5.59%
255,831	AltaGas Ltd.	3,204,931
28,830	Atco Ltd., Class I	897,110
55,220	Canadian Utilities Ltd., Class A	1,416,521
7,870	Emera, Inc.	327,562
37,260	Fortis, Inc.	1,517,438
		7,363,562
	TOTAL CANADIAN COMMON STOCKS (Cost $21,863,129)	22,538,842

SPANISH COMMON STOCKS - 0.92%
	Utilities - 0.92%
52,000	EDP Renovaveis SA	850,200
7,000	Iberdrola SA - ADR	357,350
	TOTAL SPANISH COMMON STOCKS (Cost $902,279)	1,207,550

DANISH COMMON STOCKS - 0.72%
	Utilities - 0.72%
20,000	Orsted A/S - ADR	947,350
	TOTAL DANISH COMMON STOCKS (Cost $658,670)	947,350

ITALIAN COMMON STOCKS - 0.29%
	Utitlies - 0.29%
42,000	Enel SpA - ADR	380,730
	TOTAL ITALIAN COMMON STOCKS (Cost $282,802)	380,730

Par Value
UNITED STATES TREASURY OBLIGATION - 23.84%
	United States Treasury Notes - 23.84%
$30,500,000	2.750%, 09/15/2021 (b)	31,395,937
	TOTAL UNITED STATES TREASURY OBLIGATION (Cost $31,386,631)	31,395,937

Shares
SHORT TERM INVESTMENTS - 8.79%
	Money Market Funds - 8.79%
11,574,636	First American Treasury Obligations, Class Z,
	Effective Yield, 0.060% (c)	11,574,636
	Total Short Term Investments (Cost $11,574,636)	11,574,636

	Total Investments in Securities (Cost $148,446,130) - 117.50%	154,731,965
	Liabilities in Excess of Other Assets - (17.50)%	(23,049,787)
	NET ASSETS - 100.00%	$131,682,178

(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	This security is pledged as collateral for securities sold short.
(c)	Seven-day yield as of July 31, 2020.
ADR	American Depositary Receipt

Schedule of Securities Sold Short (unaudited)
The amount of $1,354,352 in cash was segregated with the custodian to cover the following security sold short at July 31, 2020: BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (23.78)%
	United States Treasury Notes - (23.78)%
$30,500,000	2.000%, 12/31/2021	$(31,308,369)
	TOTAL SECURITIES SOLD SHORT (Proceeds $31,386,934)	$(31,308,369)

	Schedule of Total Return Swaps (unaudited)

For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is 1 month LIBOR ( London Interbank Offer Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $4,755,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at July 31, 2020:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	08/19/2020	$89,821	$8,804
	10/19/2020	25,471	2,497
	11/18/2020	13,406	1,314
	12/17/2020	300,294	29,436
	01/20/2021	64,349	6,308
	02/18/2021	13,406	1,314
	03/17/2021	80,436	7,885
	04/19/2021	123,335	12,090
	05/19/2021	13,406	1,314
	06/17/2021	69,711	6,834
	07/19/2021	113,951	11,170
	09/17/2021	100,545	9,856
	Atmos Energy Corp.
	08/19/2020	10,064	530
	10/19/2020	4,026	212
	11/18/2020	17,109	901
	12/17/2020	296,888	15,631
	01/20/2021	40,256	2,120
	02/18/2021	20,128	1,060
	03/17/2021	70,448	3,709
	04/19/2021	159,011	8,372
	05/19/2021	714,544	37,619
	06/17/2021	336,138	17,697
	07/19/2021	140,896	7,418
	09/17/2021	124,794	6,570
	Energy Transfer, LP
	04/19/2021	64,969	(720)
	05/19/2021	7,944	(88)
	07/19/2021	15,888	(176)
	Enterprise Products Partners, LP
	06/17/2021	2,226,250	28,239
	IDACORP, Inc.
	08/19/2020	16,210	568
	10/19/2020	23,413	820
	11/18/2020	17,110	599
	12/17/2020	274,653	9,619
	01/20/2021	48,627	1,703
	02/18/2021	9,005	315
	03/17/2021	54,030	1,892
	04/19/2021	99,055	3,469
	05/19/2021	909,505	31,855
	06/17/2021	434,942	15,234
	07/19/2021	99,055	3,469
	09/17/2021	4,503	158
	Kinder Morgan, Inc.
	08/19/2020	410,502	(16,605)
	10/19/2020	26,928	(1,089)
	11/18/2020	57,148	(2,312)
	12/17/2020	915,253	(37,022)
	01/20/2021	159,324	(6,445)
	02/18/2021	52,360	(2,118)

03/17/2021	219,912	(8,895)
04/19/2021	221,707	(8,968)
05/19/2021	23,936	(968)
06/17/2021	161,718	(6,542)
07/19/2021	256,414	(10,372)
09/17/2021	460,319	(18,620)
New Jersey Resources Corp.
08/19/2020	3,206	(102)
11/18/2020	646,650	(20,500)
12/17/2020	227,947	(7,226)
01/20/2021	46,808	(1,484)
02/18/2021	22,442	(711)
03/17/2021	67,326	(2,135)
05/19/2021	262,892	(8,334)
06/17/2021	501,739	(15,906)
07/19/2021	106,760	(3,384)
09/17/2021	2,885	(91)
Phillips 66 Partners, LP
12/17/2020	3,078	(212)
03/17/2021	17,545	(1,209)
04/19/2021	38,475	(2,651)
05/19/2021	3,078	(212)
07/19/2021	6,156	(424)
PPL Corp.
08/19/2020	74,244	2,649
11/18/2020	16,185	577
12/17/2020	284,902	10,168
01/20/2021	38,535	1,376
02/18/2021	20,552	734
03/17/2021	64,225	2,293
04/19/2021	231,210	8,252
05/19/2021	10,276	367
07/19/2021	17,983	642
09/17/2021	371,477	13,258
Sempra Energy
08/19/2020	72,659	736
10/19/2020	39,408	399
11/18/2020	19,704	200
12/17/2020	288,171	2,918
01/20/2021	49,260	499
02/18/2021	12,315	125
03/17/2021	61,575	624
05/19/2021	12,315	125
06/17/2021	87,437	885
07/19/2021	165,021	1,671
09/17/2021	160,095	1,621
Shell Midstream Partners, LP
08/19/2020	3,471	73
11/18/2020	2,777	59
12/17/2020	373,942	7,889
01/20/2021	72,660	1,533
02/18/2021	10,413	220
03/17/2021	78,676	1,660
04/19/2021	38,528	813
05/19/2021	4,628	98
07/19/2021	10,413	220
09/17/2021	3,471	73
The Williams Companies, Inc.
08/19/2020	189,154	(9,045)
10/19/2020	49,397	(2,362)
11/18/2020	39,156	(1,872)
12/17/2020	640,144	(30,613)
01/20/2021	98,392	(4,705)
02/18/2021	30,120	(1,440)
03/17/2021	134,536	(6,433)
05/19/2021	14,056	(672)
07/19/2021	28,112	(1,344)
09/17/2021	501,799	(23,997)
	$16,591,494	$93,354

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $101,132 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	July 31, 2020

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of July 31, 2020 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/2020	Price	Inputs	Inputs
ASSETS
United States Common Stock	$43,391,698	$43,391,698	$–	$–
Master Limited Partnerships	43,295,222	43,295,222	–	–
Canadian Common Stock	22,538,842	22,538,842	–	–
Spanish Common Stock	1,207,550	1,207,550	–	–
Danish Common Stock	947,350	947,350	–	–
Italian Common Stock	380,730	380,730	–	–
United States Treasury Obligations	31,395,937	–	31,395,937	–
Short Term Investments	11,574,636	11,574,636	–	–
Other Financial Instruments*
Equity Contracts - Swaps	361,358	–	361,358	–
Total	$155,093,323	$123,336,028	$31,757,295	$–
LIABILITIES
Other Financial Instruments*
Securities Sold Short	$(31,308,369)	$–	$(31,308,369)	$–
Equity Contracts - Swaps	(268,004)	–	(268,004)	–
Total	$(31,576,373)	$–	$(31,576,373)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.